Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of March 31, 2019 and December 31, 2018:

	2019	2018

Trade payables	$330,963	$401,272
Accrued interest	460,334	401,667
Accrued payroll and related obligations	236,688	260,153
Operating lease liabilities	267,960	—
Other accrued expenses	266,983	239,134
	$1,562,928	$1,302,226

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of December 31, 2018 and 2017:

	2018	2017
Trade payables	$401,272	$232,842
Accrued interest	401,667	275,000
Accrued payroll and related	260,153	468,012
Other	284,134	471,331
Total	$1,347,226	$1,447,185